Basis of preparation (Tables)	3 Months Ended
Mar. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Schedule of Foreign currency exchange rate
A subsidiary of the Company, ADCT UK, has a functional currency of the British Pound (“GBP”). The following exchange rates have been used for the translation of the financial statements of ADCT UK:

	Three Months Ended March 31,
	2021	2020
USD / GBP
Closing rate, GBP 1	1.37665	1.23746
Weighted average exchange rate, GBP 1	1.38246	1.26382
Basis of Consolidation

Schedule of consolidated entities	The consolidated entities include:

	Ownership Interest
	March 31, 2021	March 31, 2020
ADCT America	100%	100%
ADCT UK	100%	100%